Other Intangible Assets and Goodwill - Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 790.4
Impairment		€ 85.4
Ending balance	1,606.0	790.4
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	380.6
Ending balance	367.9	380.6
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,044.4	921.0
Currency differences	(21.8)	11.1
Additions from business combinations	413.1
Ending balance	2,009.4	1,044.4
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	380.6	362.5
Currency differences	(22.8)	18.1
Additions from business combinations	10.6
Ending balance	368.4	380.6
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(254.0)	(116.9)
Currency differences	(6.2)	1.8
Impairment	88.5	83.3
Ending balance	(403.4)	(254.0)
Cumulative depreciation and impairment charges | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Impairment	0.5	0.0
Ending balance	€ (0.5)	€ 0.0